Fair value of financial instruments - Narrative (Details) - USD ($)		9 Months Ended	12 Months Ended
	May 20, 2019	Sep. 30, 2019	Dec. 31, 2018	Aug. 30, 2019	Jun. 30, 2019	Mar. 26, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Initial Contingent Shares						9,000,000
Fair value adjustment			$ (46,300,000)
stock price reduction on contingent consideration		80.00%
Share price (in dollars per share)			$ 8.61		$ 2.04
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001				$ 0.0001
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 50,000,000
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Series B Preferred Stock FV		$ 81,300,000
Business Combination, Contingent Consideration [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value adjustment		(23,082,000)
Series B Preferred Stock Warrants at closing[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Share price (in dollars per share)	$ 4.21			$ 3.75
10% Warrants at Fully Diluted Share Count	10.00%
Series B Preferred Stock Warrant Exercise Price	$ 0.0001
Exercise price of securities excluded at closing (in dollars per share)	$ 11.50
Warrants Issued at Closing of Equity Agreement	2,545,934			900,000
Series B Preferred - Series A Conversion Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value adjustment		0
Share price (in dollars per share)	$ 4.21
Series B Preferred Stock Warrant Exercise Price	$ 0.0001
Series B Preferred - Additional 6% Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value adjustment		$ 0
6% Warrants	6.00%
Series B Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
SeriesB Preferred Shares to be Issued in Equity Agreement	50,000
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000